25. TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Tax Liabilities Tables
Tax liabilities
	12.31.2017	12.31.2016
Non current
Value added tax	219	287
Sales tax	17	9
Payment plans	130	10
Total non current	366	306

Current
Value added tax	526	840
Municipal, provincial and national contributions	398	377
Payment plans	61	3
Municipal taxes	69	58
Tax withholdings to be deposited	195	381
Stamp tax payable	10	10
Royalties	138	165
Extraordinary Canon	553	527
Sales tax	-	14
Other	15	17
Total current	1,965	2,392